Mar. 01, 2016
General Treasury and Agency Money Market Fund
General Treasury and Agency Money Market Fund
March 1, 2016 THE DREYFUS/LAUREL FUNDS, INC. - General Treasury and Agency Money Market Fund Supplement to Class B Shares Summary Prospectus and Statutory Prospectus dated December 31, 2015
The following will replace the fourth and fifth sentences in "Principal Investment Strategy" in the summary prospectus and "Fund Summary—Principal Investment Strategy" in the statutory prospectus:

To pursue its goal, the fund normally invests at least 80% of its assets in Treasury securities and repurchase agreements collateralized by Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government.  Typically, the fund invests exclusively in such securities.